Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Event Opportunities Trust
Entity Central Index Key	0001572617
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Virtus Westchester Credit Event Fund Class A
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class A
Trading Symbol	WCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1-800-243-1574.
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class A / WCFRX	$87	1.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Net Assets	$ 79,201,000
Holdings Count | Holding	152
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$79,201
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	79%

Holdings [Text Block]
Asset Allocation
(1)
Financials	25%
Energy	17%
Consumer Discretionary	12%
Information Technology	11%
Health Care	10%
Communication Services	8%
Consumer Staples	7%
Materials	6%
Industrials	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Virtus Westchester Credit Event Fund Class I
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class I
Trading Symbol	WCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1-800-243-1574.
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class I / WCFIX	$74	1.47%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Net Assets	$ 79,201,000
Holdings Count | Holding	152
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$79,201
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	79%

Holdings [Text Block]
Asset Allocation
(1)
Financials	25%
Energy	17%
Consumer Discretionary	12%
Information Technology	11%
Health Care	10%
Communication Services	8%
Consumer Staples	7%
Materials	6%
Industrials	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Virtus Westchester Event-Driven Fund Class A
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class A
Trading Symbol	WCERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1-800-243-1574.
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class A / WCERX	$85	1.71%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%
Net Assets	$ 501,619,000
Holdings Count | Holding	566
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$501,619
Total number of portfolio holdings	566
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Asset Allocation
(1)
Energy	21%
Materials	15%
Health Care	14%
Financials	13%
Information Technology	12%
Communication Services	8%
Industrials	7%
Consumer Discretionary	7%
Consumer Staples	2%
Real Estate	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Virtus Westchester Event-Driven Fund Class I
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class I
Trading Symbol	WCEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1-800-243-1574.
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class I / WCEIX	$73	1.46%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%
Net Assets	$ 501,619,000
Holdings Count | Holding	566
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$501,619
Total number of portfolio holdings	566
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Asset Allocation
(1)
Energy	21%
Materials	15%
Health Care	14%
Financials	13%
Information Technology	12%
Communication Services	8%
Industrials	7%
Consumer Discretionary	7%
Consumer Staples	2%
Real Estate	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.